Financial Information - Washington Federal, INC. (Tables)	12 Months Ended
Sep. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed financial information
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2013	2012
	(In thousands)
Assets
Cash	$66,425	$61,926
Investment in subsidiary	1,881,458	1,846,375
Other assets	—	1
Total assets	$1,947,883	$1,908,302
Liabilities
Dividend payable and other liabilities	$10,248	$8,550
Total liabilities	10,248	8,550
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 132,572,475 and 129,950,223 shares issued; 102,484,671 and 106,177,615 shares outstanding	$132,573	$129,950
Paid-in capital	1,625,051	1,586,295
Accumulated other comprehensive income, net of tax	6,378	13,306
Treasury stock, at cost; 30,087,804 and 23,772,608 shares	(420,817)	(310,579)
Retained earnings	594,450	480,780
Total stockholders’ equity	1,937,635	1,899,752
Total liabilities and stockholders’ equity	$1,947,883	$1,908,302

Statements of Operations
Year ended September 30,	2013	2012	2011
	(In thousands)
Income
Dividends from subsidiary	$143,799	$106,234	$100,600
Total Income	143,799	106,234	100,600
Expense
Miscellaneous	530	564	626
Total expense	530	564	626

Net income before equity in undistributed net income of subsidiary	143,269	105,670	99,974
Equity in undistributed net income of subsidiary	8,045	32,513	11,167
Income before income taxes	151,314	138,183	111,141
Income tax benefit	191	—	—
Net income	$151,505	$138,183	$111,141

Statements of Cash Flows	2013	2012	2011
	(In thousands)
Cash Flows From Operating Activities
Net income	$151,505	$138,183	$111,141
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,893)	(32,513)	(4,382)
Decrease (increase) in other assets	1	36	(37)
Increase in other liabilities	1,698	2,508	1,121
Net cash provided by operating activities	148,311	108,214	107,843
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	4,261	357	1,686
Treasury stock purchased	(110,238)	(41,914)	(59,680)
Dividends paid on common stock	(37,835)	(32,430)	(26,796)
Net cash used in financing activities	(143,812)	(73,987)	(84,790)
Increase (decrease) in cash	4,499	34,227	23,053
Cash at beginning of year	61,926	27,699	4,646
Cash at end of year	$66,425	$61,926	$27,699